Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 28,830,217	$ 39,324,529	$ 6,065,461
Restricted cash	10,973,259	11,132,957
Accounts receivable, net of allowance	1,375,440	776,530	956,555
Unbilled receivables	507,091	47,000
Contract assets	227,312	219,116	147,913
Deferred prize expense	5,295,835	356,158
Prepaid expenses and other current assets	1,138,827	744,275	217,296
Current assets from discontinued operations	550,000	1,310,000	2,101,209
Total current assets	48,897,981	53,910,565	9,488,434
Investment, cost	200,000	200,000	200,000
Equipment, net	52,022	60,218	55,105
Right-of-use asset - operating lease	210,224	230,680	165,522
Intangibles
Intangible assets, net	3,783,204	3,727,933	5,551,540
Goodwill	6,916,095	6,916,095	3,511,167
Non-current assets from discontinued operations			1,588,058
Total assets	60,059,526	65,045,491	20,559,826
Current Liabilities
Accounts payable and accrued expenses	1,884,865	2,125,707	1,404,022
Contract liabilities	7,729,639	$ 2,166,451	308,058
Due to Affiliate			$ 93,954
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]		Affiliated Entity [Member]	Affiliated Entity [Member]
Prize liability	6,219,199	$ 6,061,434
Due to Seller			691,523
Customer deposits	30,351,091	42,171,589
Line of credit	4,613,151	4,120,651
Current portion of long-term debt	1,030,802	1,018,918
Current portion of convertible debt	3,146,593
Current portion of lease liability	31,538	31,070	29,265
Current liabilities from discontinued operations	685,500	1,215,213	3,333,733
Total current liabilities	55,692,378	58,911,033	5,860,555
Long-Term Liabilities
Deferred tax liability	18,476	6,206	5,581
Debt, less current portion	2,671,162	2,931,698
Lease liability, less current portion	188,476	210,037	136,257
Non-current liabilities from discontinued operations			365,977
Total liabilities	58,570,492	62,058,974	6,368,370
Commitments and Contingencies
Stockholders’ Equity
Ordinary shares, value	537,731	537,731	447,346
Treasury stock, nine ordinary shares at cost	(29,000)	(29,000)	(29,000)
Additional paid-in capital	77,365,818	76,039,604	72,101,783
Accumulated deficit	(76,389,387)	(73,565,641)	(58,332,263)
Total stockholders’ equity	1,489,034	2,986,517	14,191,456
Total liabilities and stockholders’ equity	60,059,526	65,045,491	20,559,826
Series A-1 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value	1,376	1,326	1,094
SeriesB - 1Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value	$ 2,496	2,496	2,496
Previously Reported [Member]
Current Assets
Cash		39,324,529
Restricted cash		11,132,957
Accounts receivable, net of allowance		823,530
Unbilled receivables		47,000
Contract assets		219,116
Deferred prize expense		356,158
Prepaid expenses and other current assets		1,100,433
Current assets from discontinued operations		1,310,000
Total current assets		53,910,565
Investment, cost		200,000
Equipment, net		60,218
Right-of-use asset - operating lease		230,680
Intangibles
Intangible assets, net		3,727,933
Goodwill		6,916,095
Non-current assets from discontinued operations
Total assets		65,045,491
Current Liabilities
Accounts payable and accrued expenses		2,125,707
Contract liabilities		2,166,451
Due to Affiliate
Prize liability		6,061,434
Due to Seller
Customer deposits		42,171,589
Line of credit		4,120,651
Current portion of long-term debt		1,018,918
Current portion of convertible debt
Current portion of lease liability		31,070
Current liabilities from discontinued operations		1,215,153
Total current liabilities		58,911,033
Long-Term Liabilities
Deferred tax liability		6,206
Debt, less current portion		2,931,698
Lease liability, less current portion		210,037
Non-current liabilities from discontinued operations
Total liabilities		62,058,974
Commitments and Contingencies
Stockholders’ Equity
Ordinary shares, value		537,731
Treasury stock, nine ordinary shares at cost		(29,000)
Additional paid-in capital		76,039,604
Accumulated deficit		(73,565,641)
Total stockholders’ equity		2,986,517	$ 14,191,456
Total liabilities and stockholders’ equity		65,045,491
Previously Reported [Member] | Series A-1 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value		1,326
Previously Reported [Member] | SeriesB - 1Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value		$ 2,496